Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4.Critical accounting estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The most significant areas that require management judgment and estimates relate to:

1.recognition of revenue;

2.valuation and recognition of acquired intangible assets as part of business combinations;

3.measurement of share-based compensation;

4.capitalization of research and development costs, and;

5.recognition of deferred tax assets.

The accounting policies for these areas are discussed elsewhere in these Consolidated Financial Statements.